Equity-accounted Investments in Multi-family Rental Properties (Tables)	12 Months Ended
Dec. 31, 2021
Interests in Other Entities [Abstract]
Disclosure of equity accounted investments
The following table presents the change in the balance of equity-accounted investments in multi-family rental properties for the years ended December 31, 2021 and December 31, 2020.

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Opening balance	$19,913	$19,733
Initial recognition of equity-accounted investment in U.S. multi-family rental properties (Note 5)	107,895	—
Advances	453	—
Distributions	(4,428)	(935)
Income from equity-accounted investments in multi-family rental properties	75,333	746
Translation adjustment	119	369
Balance, end of year	$199,285	$19,913
The following tables present the ownership interests and carrying values of the Company’s equity-accounted investments in multi-family rental properties. The financial information below discloses each investee at 100% and at Tricon's ownership interests in the net assets of the investee.

		December 31, 2021
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint venture
Tricon US Multi-Family REIT LLC	U.S. Sun Belt	20%	$12,086	$1,705,408	$29,617	$795,886	$891,991	$178,398
Associate
592 Sherbourne LP (The Selby)	Toronto, ON	15%	3,042	267,635	2,411	124,916	143,350	20,887
Total			$15,128	$1,973,043	$32,028	$920,802	$1,035,341	$199,285
(1) Tricon's share of net assets of $199,285 is comprised of $199,909 as per the investees' financial statements less $624 of fair value differences arising from the initial recognition of 592 Sherbourne LP on January 1, 2020 and foreign exchange translation adjustments.

		December 31, 2020
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Associate
592 Sherbourne LP (The Selby)	Toronto, ON	15%	$12,988	$252,065	$2,201	$126,008	$136,844	$19,913
Total			$12,988	$252,065	$2,201	$126,008	$136,844	$19,913
(1) Tricon's share of net assets of $19,913 is comprised of $20,534 as per the investees' financial statements less $621 of fair value differences arising from the initial recognition of 592 Sherbourne LP on January 1, 2020 and foreign exchange translation adjustments.

		For the year ended December 31, 2021
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains	Net and other comprehensive income	Tricon's share of net income

Joint venture
Tricon US Multi-Family REIT LLC	U.S. Sun Belt	20%	$91,201	$(66,868)	$341,059	$365,392	$73,078
Associate
592 Sherbourne LP (The Selby)	Toronto, ON	15%	9,585	(8,442)	13,884	15,027	2,255
Total			$100,786	$(75,310)	$354,943	$380,419	$75,333

		For the year ended December 31, 2020
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains	Net and other comprehensive income	Tricon's share of net income

Associate
592 Sherbourne LP (The Selby)	Toronto, ON	15%	$10,763	$(5,791)	$—	$4,972	$746
Total			$10,763	$(5,791)	$—	$4,972	$746